Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 31,868	$ 18,872
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	28,885	17,535
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2,184	998
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	273	266
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 526	$ 73